Commitments and Contingencies (Details Narrative)						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 06, 2025 USD ($)	Sep. 19, 2024 USD ($)	Sep. 13, 2024 USD ($) Integer	Sep. 09, 2024 USD ($) shares	Aug. 26, 2024 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Aug. 08, 2025 shares	Feb. 05, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss on extinguishment						$ 715,000	$ 146,000	$ 715,000	$ 4,489,000	$ 4,488,627	$ 680,762
Shares value							330,000			$ 329,996	$ 784,943
Common Stock, Shares Authorized | shares						275,000,000		275,000,000		275,000,000	275,000,000
Debt instrument, periodic payment													$ 4,500,000
Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares value									330,000
Repayment Agreement [Member] | Sidley Austin LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Frequency of periodic payment		12 monthly payments
Unpaid fee description		Unpaid Fee on a 2 for 1 basis, such that for every one dollar ($1.00) paid by Company, Sidley shall reduce the Sidley Unpaid Fee Amount by an additional two dollars ($2.00).
Shortfall accrue interest rate		12.00%
Gain loss on extinguishment		$ 0						$ 3,200,000		$ 3,200,000
Repayment Agreement [Member] | Sidley Austin LLP [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees		4,815,979
Repayment Agreement [Member] | Sidley Austin LLP [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees		$ 1,605,326
Repayment Agreement [Member] | Donnelley Financial LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Frequency of periodic payment			12 monthly installments
Gain loss on extinguishment			$ 0					700,000
Monthly installments			$ 45,000
Number of installments remaining | Integer			11
Remaining monthly installment			$ 28,366
Repayment Agreement [Member] | Donnelley Financial LLC [Member] | Accrued Expenses and Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees										85,098
Repayment Agreement [Member] | Donnelley Financial LLC [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees			1,072,148
Repayment Agreement [Member] | Donnelley Financial LLC [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees			$ 357,025
Repayment Agreement [Member] | Verista Partners Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees					$ 196,666
Frequency of periodic payment					16 equal cash installment
Monthly installments								78,000		$ 78,437
Shares value					$ 66,666
Debt instrument fee remaining amount					130,000
Remaining monthly installment					$ 8,125
Shares issued | shares										15
Repayment Agreement [Member] | Verista Partners Inc [Member] | Accounts Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees						$ 46		$ 46		$ 45,785
Repayment Agreement [Member] | Verista Partners Inc [Member] | Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares								15
Repayment Agreement [Member] | Perkins Coie LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares											300
Common Stock, Shares Authorized | shares												650
Repayment Agreement [Member] | Cooley LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Frequency of periodic payment		11 monthly installments
Gain loss on extinguishment										1,100,000
Monthly installments		$ 36,300
First payment		Oct. 01, 2024
Repayment Agreement [Member] | Cooley LLP [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees		$ 1,523,029
Repayment Agreement [Member] | Cooley LLP [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Administrative agent fees		$ 400,000
Payment To Act On [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liquidated damages	$ 500,000
Additional interest and extension fees	$ 882,030
Amount owed							$ 1,400,000		$ 1,400,000	1,382,030
Investor Relations Consulting Agreement [Member] | MZHCI, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares				120
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings | shares					240
Investor relations services amount					$ 12,500
Cost of living adjustment percentage					5.00%
Effective agreement period					6 days
Agreement renewal period					6 days
Services agreement					60 days
Perkins Repayment Agreement [Member] | Perkins Coie LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares value				$ 1,385,000
Registration rights agreement required filing term				60 days
Perkins Repayment Agreement [Member] | Perkins Coie LLP [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares				4,600
Settlement Letter [Member] | Cohn Reznick LLP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Frequency of periodic payment		15 equal monthly installments
Monthly installments		$ 30,000
Debt instrument, periodic payment		817,400
Amount receivable		$ 450,000
Settlement Letter [Member] | Cohn Reznick LLP [Member] | Accrued Expenses and Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, periodic payment										$ 577,400